Leases - Summary of statement of profit or loss information about leases for lessee (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 452,056
Depreciation of Investment Properties	21,809
Interest expense relating to lease liabilities	44,799
Expense relating to short-term leases	14,718
Expense relating to leases of low-value assets that are not short-term leases	26,575
Expense relating to variable lease payments not included in lease liabilities	5,993
Property and building [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	310,202
Machinery and track facilities [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	89,452
Other [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 52,402